Supplementary Data - Reserves of Oil and Gas (unaudited): Cost Incurred in Oil and Gas Property Acquisition, Exploration, and Development Activities (Details) (Australia, USD $)	12 Months Ended
Dec. 31, 2012
Australia
Probable Reserves	$ 4,692,000
Unproved	1,743,202
Facilities	1,317,000
Exploration Costs, Period Cost	1,293,746
Acquisition Costs, Cumulative	$ 9,045,948